UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3721

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	05/31
Date of reporting period:	2/29/12

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Intermediate Municipal Bond Fund, Inc.
February 29, 2012 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.7%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--1.9%
Alabama Port Authority,
Docks Facilities Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	10/1/22	5,000,000	5,205,850
Alabama Public School and College
Authority, Capital Improvement
Bonds	5.00	12/1/24	2,500,000	2,857,350
Birmingham Water Works Board,
Water Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	1/1/17	6,310,000	7,338,593
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/17	2,500,000	2,472,950
Alaska--.5%
Alaska Industrial Development and
Export Authority, Revolving
Fund Revenue	5.25	4/1/24	3,780,000	4,423,129
Arizona--4.3%
Arizona Transportation Board,
Highway Revenue	5.00	7/1/21	10,990,000	12,733,124
Arizona Transportation Board,
Transportation Excise Tax
Revenue (Maricopa County
Regional Area Road Fund)	5.00	7/1/17	6,000,000	7,277,700
Arizona Water Infrastructure
Finance Authority, Water
Quality Revenue	5.00	10/1/19	1,965,000	2,469,376
Phoenix Civic Improvement
Corporation, Junior Lien Water
System Revenue	5.00	7/1/23	4,290,000	5,276,571

Pima County,
Sewer System Revenue
Obligations (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/23	3,250,000		3,856,710
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.13	7/1/15	2,680,000		2,705,996
Salt River Project Agricultural
Improvement and Power
District, Salt River Project
Electric System Revenue	5.00	12/1/27	4,500,000		5,440,680
California--13.7%
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (San Diego Hospital
Association)	5.13	3/1/18	200,000		213,008
Arcadia Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/20	1,635,000	a	1,181,435
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.25	4/1/24	6,000,000		7,044,360
California,
GO (Various Purpose)	5.25	10/1/20	18,060,000		21,900,098
California,
GO (Various Purpose)	5.25	3/1/22	1,250,000		1,487,025
California,
GO (Various Purpose)	5.63	4/1/25	3,500,000		4,145,960
California Department of Water
Resources, Power Supply Revenue	5.00	5/1/22	4,300,000		5,231,466
California Department of Water
Resources, Water System
Revenue (Central Valley
Project)	5.00	12/1/24	2,500,000		2,966,500
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services)	6.25	10/1/24	3,000,000		3,658,050
California Health Facilities

Financing Authority, Revenue
(Sutter Health)	5.25	8/15/22	3,000,000		3,507,690
California Housing Finance Agency,
Home Mortgage Revenue	4.55	8/1/21	3,810,000		3,753,955
California Housing Finance Agency,
Home Mortgage Revenue	4.60	8/1/21	2,580,000		2,551,749
California Housing Finance Agency,
Home Mortgage Revenue
(Insured; FGIC)	4.40	2/1/18	3,300,000		3,266,175
California Housing Finance Agency,
Home Mortgage Revenue
(Insured; FGIC)	4.40	8/1/18	3,310,000		3,269,088
California State University
Trustees, Systemwide Revenue	5.00	11/1/22	5,000,000		6,104,900
Clovis Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/22	10,415,000	a	7,264,150
Coast Community College District,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/20	1,855,000	a	1,390,341
Los Angeles Department of
Airports, Subordinate Revenue
(Los Angeles International
Airport)	5.25	5/15/25	1,845,000		2,095,127
Los Angeles Harbor Department,
Revenue	5.00	8/1/19	1,425,000		1,700,923
Sacramento City Unified School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	7/1/23	5,065,000	a	3,303,444
San Diego County Water Authority,
Water Revenue	5.00	5/1/21	2,725,000		3,397,830
San Diego County Water Authority,
Water Revenue	5.00	5/1/28	5,000,000		5,886,400
San Diego Public Facilities
Financing Authority, Water
Revenue	5.00	8/1/24	7,560,000		9,076,234
San Francisco City and County
Airport Commission, Second
Series Revenue (San Francisco

International Airport)	5.00	5/1/17	5,000,000		5,756,000
Southern California Public Power
Authority, Revenue (Canyon
Power Project)	5.00	7/1/23	5,000,000		5,984,950
Southern California Public Power
Authority, Revenue (Windy
Point/Windy Flats Project)	5.00	7/1/23	1,850,000		2,234,023
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	4.75	6/1/25	1,860,000		1,815,193
Tuolumne Wind Project Authority,
Revenue (Tuolumne Company
Project)	5.00	1/1/22	2,000,000		2,298,220
University of California Regents,
General Revenue	5.25	5/15/23	2,500,000		2,900,525
Colorado--.9%
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.00	10/1/23	5,355,000		6,438,263
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	9/1/18	3,000,000	a	2,307,960
Connecticut--.3%
Connecticut Health and Educational
Facilities Authority, Revenue
(Wesleyan University Issue)	5.00	7/1/26	1,000,000		1,183,790
Connecticut Health and Educational
Facilities Authority, Revenue
(Wesleyan University Issue)	5.00	7/1/27	1,000,000		1,175,570
District of Columbia--1.7%
District of Columbia,
HR (Children's Hospital
Obligated Group Issue)
(Insured; Assured Guaranty
Municipal Corp.)	5.25	7/15/18	2,000,000		2,379,300
District of Columbia,

Income Tax Secured Revenue	5.00	12/1/25	2,500,000		2,970,625
District of Columbia,
Revenue (Howard University
Issue) (Insured; AMBAC)
(Prerefunded)	5.00	10/1/16	2,545,000	b	3,056,214
District of Columbia,
Revenue (Howard University
Issue) (Insured; AMBAC)
(Prerefunded)	5.00	10/1/16	2,660,000	b	3,194,314
Washington Metropolitan Area
Transit Authority, Gross
Revenue Transit Bonds	5.25	7/1/23	3,725,000		4,403,732
Florida--13.2%
Bay County,
Sales Tax Revenue (Insured;
AMBAC)	5.00	9/1/24	2,375,000		2,576,400
Brevard County,
Local Option Fuel Tax Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	8/1/23	1,260,000		1,313,474
Broward County,
Port Facilities Revenue	5.00	9/1/21	4,340,000		4,809,979
Citizens Property Insurance
Corporation, Coastal Account
Senior Secured Revenue	5.00	6/1/19	3,000,000		3,413,190
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.25	6/1/17	7,500,000		8,612,700
Collier County,
Gas Tax Revenue (Insured;
AMBAC)	5.25	6/1/19	2,190,000		2,268,928
Collier County School Board,
COP (Master Lease Program
Agreement) (Insured; Assured
Guaranty Municipal Corp.)	5.25	2/15/20	3,500,000		4,180,015
Collier County School Board,
COP (Master Lease Program
Agreement) (Insured; Assured
Guaranty Municipal Corp.)	5.25	2/15/22	2,000,000		2,409,060
Florida Education System,

University of Florida Housing
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/22	2,055,000		2,311,115
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/16	2,250,000		2,567,362
Florida Municipal Power Agency,
Revenue (Stanton II Project)
(Insured; AMBAC)	5.50	10/1/15	3,635,000		3,730,201
Florida Water Pollution Control
Financing Corporation, Water
PCR	5.25	1/15/21	2,545,000		2,745,342
Hillsborough County,
GO (Unincorporated Area Parks
and Recreation Program)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/22	1,155,000		1,464,794
Hillsborough County,
Junior Lien Utility Revenue
(Insured; AMBAC)	5.50	8/1/14	3,205,000		3,584,792
Indian River County,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/20	2,265,000		2,511,160
Jacksonville,
Guaranteed Entitlement
Improvement Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.38	10/1/16	3,080,000		3,152,688
Jacksonville Aviation Authority,
Revenue (Insured; AMBAC)	5.00	10/1/19	3,220,000		3,513,857
Jacksonville Economic Development
Commission, Health Care
Facilities Revenue (Florida
Proton Therapy Institute
Project)	6.00	9/1/17	2,545,000	c	2,749,923
Lakeland,
Energy System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/18	6,250,000		7,529,500
Martin County,
Utilities System Revenue

(Insured; National Public
Finance Guarantee Corp.)	5.50	10/1/12	1,065,000		1,095,150
Martin County,
Utilities System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.50	10/1/13	1,485,000		1,592,559
Miami-Dade County,
Aviation Revenue (Miami
International Airport)	5.50	10/1/25	2,500,000		2,906,325
Miami-Dade County,
Transit System Sales Surtax
Revenue (Insured; XLCA)	5.00	7/1/24	2,330,000		2,558,969
Miami-Dade County,
Water and Sewer System Revenue	5.38	10/1/24	5,000,000		5,814,400
Miami-Dade County,
Water and Sewer System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	10/1/17	5,000,000		6,036,400
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; FGIC)	5.25	10/1/17	5,000,000		5,452,950
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; National
Public Finance Guarantee Corp.)	5.00	8/1/15	5,000,000		5,237,150
Orlando Utilities Commission,
Utility System Revenue	5.00	10/1/23	2,500,000		2,916,900
Orlando-Orange County Expressway
Authority, Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	7/1/17	2,105,000		2,487,542
Palm Bay,
Educational Facilities Revenue
(Patriot Charter School
Project)	6.75	7/1/22	3,000,000	d	810,060
Palm Beach County School Board,
COP (Master Lease Purchase
Agreement) (Insured; AMBAC)	5.38	8/1/14	4,000,000		4,422,120
Pasco County,
Solid Waste Disposal and

Resource Recovery System
Revenue	5.00	10/1/16	3,000,000		3,361,890
Polk County,
Constitutional Fuel Tax
Improvement Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	12/1/19	580,000		640,558
Polk County,
Utility System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	10/1/18	2,000,000		2,115,180
Sarasota County School Board,
COP (Master Lease Program
Agreement) (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/15	1,000,000		1,124,860
Seminole County,
Water and Sewer Revenue	5.00	10/1/21	1,050,000		1,188,348
Tampa,
Solid Waste System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/16	2,690,000		3,013,257
Volusia County School Board,
Sales Tax Revenue (Insured;
Assured Guaranty Municipal
Corp.) (Prerefunded)	5.38	10/1/12	4,000,000	b	4,121,160
Georgia--3.2%
Athens Housing Authority,
Student Housing LR (University
of Georgia Real Estate
Foundation East Campus
Housing, LLC Project)
(Insured; AMBAC) (Prerefunded)	5.25	12/1/12	2,700,000	b	2,801,628
Atlanta,
Water and Wastewater Revenue	6.00	11/1/20	3,000,000		3,782,040
Atlanta,
Water and Wastewater Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.25	11/1/15	5,000,000		5,569,850
DeKalb County,
Water and Sewerage Revenue	5.25	10/1/25	4,000,000		5,106,440

Municipal Electric Authority of
Georgia, Combustion Turbine
Project Revenue (Insured;
National Public Finance
Guarantee Corp.) (Prerefunded)	5.25	11/1/12	5,000,000	b	5,170,850
Municipal Electric Authority of
Georgia, Revenue (Project One
Subordinated Bonds)	5.75	1/1/19	2,660,000		3,293,000
Private Colleges and Universities
Authority, Revenue (Emory
University)	5.00	9/1/16	3,235,000		3,862,816
Hawaii--1.1%
Hawaii,
Airports System Revenue	5.00	7/1/18	6,000,000		6,923,520
Honolulu City and County,
Wastewater System Revenue
(Second Bond Resolution)	5.00	7/1/22	2,500,000		2,984,075
Idaho--.2%
Idaho Health Facilities Authority,
Revenue (Trinity Health Credit
Group)	6.13	12/1/28	1,450,000		1,729,546
Illinois--3.7%
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)	5.00	1/1/17	2,500,000		2,889,800
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)
(Insured; CIFG)	5.50	1/1/15	6,450,000		6,924,010
Chicago,
General Airport Third Lien
Revenue (Chicago O'Hare
International Airport)
(Insured; National Public
Finance Guarantee Corp.)	5.25	1/1/17	2,000,000		2,315,820
Chicago,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/17	2,500,000		2,751,425

Chicago,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	1/1/20	1,450,000		1,636,919
Cook County Community High School
District Number 219, GO
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/24	2,020,000		2,243,170
Greater Chicago Metropolitan Water
Reclamation District, GO
Capital Improvement Limited
Tax Bonds	5.00	12/1/31	3,000,000		3,519,330
Illinois,
Sales Tax Revenue	5.00	6/15/18	1,700,000		2,043,162
Illinois Toll Highway Authority,
Toll Highway Senior Revenue	5.00	1/1/25	5,000,000		5,714,350
Metropolitan Pier and Exposition
Authority, Dedicated State Tax
Revenue (McCormick Place
Expansion Project) (Insured;
National Public Finance
Guarantee Corp.)	0/5.55	6/15/21	2,500,000	e	2,710,850
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.00	6/1/18	1,500,000		1,691,310
Indiana--1.9%
Indiana Finance Authority,
First Lien Wastewater Utility
Revenue (CWA Authority Project)	5.25	10/1/23	2,500,000		3,040,050
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Subordinate Credit
Group)	5.00	5/1/13	1,000,000		1,054,280
Indianapolis,
Gas Utility Distribution
System Second Lien Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	8/15/23	3,500,000		4,033,190
Indianapolis,
Thermal Energy System First
Lien Revenue (Insured; Assured

Guaranty Municipal Corp.)	5.00	10/1/18	7,700,000	9,212,203
Iowa--.3%
Iowa Finance Authority,
State Revolving Fund Revenue	5.00	8/1/24	2,000,000	2,478,020
Kansas--1.1%
Wyandotte County/Kansas City
Unified Government, Utility
System Revenue (Insured; AMBAC)	5.65	9/1/18	9,130,000	10,516,664
Kentucky--.5%
Kentucky Municipal Power Agency,
Power System Revenue (Prairie
State Project) (Insured;
National Public Finance
Guarantee Corp.)	5.25	9/1/19	2,000,000	2,333,300
Pikeville,
Hospital Improvement Revenue
(Pikeville Medical Center,
Inc. Project)	6.25	3/1/23	2,195,000	2,659,133
Louisiana--.2%
Louisiana State University Board
of Supervisors and
Agricultural and Mechanical
College, Auxiliary Revenue	5.00	7/1/25	2,000,000	2,303,440
Maryland--1.5%
Maryland,
GO (State and Local Facilities
Loan)	5.00	8/1/16	4,340,000	5,186,821
Maryland,
GO (State and Local Facilities
Loan)	5.00	8/1/21	2,500,000	3,074,325
Maryland Economic Development
Corporation, EDR
(Transportation Facilities
Project)	5.38	6/1/25	1,500,000	1,558,515
Prince George's County,
Consolidated Public
Improvement GO	5.00	9/15/22	3,340,000	4,241,232
Massachusetts--2.4%
Massachusetts,

Consolidated Loan	5.00	4/1/24	7,500,000	9,174,900
Massachusetts College Building
Authority, Revenue	5.00	5/1/27	1,800,000	2,180,664
Massachusetts Development Finance
Agency, Revenue (Bentley
University Issue)	5.00	7/1/23	2,550,000	2,894,505
Massachusetts Development Finance
Agency, Revenue (Partners
HealthCare System Issue)	5.00	7/1/25	1,000,000	1,192,800
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	5.50	1/1/22	2,990,000	3,350,534
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	10/15/23	2,500,000	3,090,125
Michigan--3.2%
Detroit,
Sewage Disposal System Senior
Lien Revenue	6.50	7/1/24	4,765,000	5,650,671
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	7/1/19	1,635,000	1,885,531
Detroit,
Water Supply System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/22	5,000,000	5,389,000
Detroit,
Water Supply System Senior
Lien Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	7/1/18	1,750,000	1,921,220
Detroit School District,
School Building and Site
Improvement Bonds (GO -
Unlimited Tax) (Insured; FGIC)	6.00	5/1/19	2,965,000	3,505,431
Michigan,
GO (Environmental Program)	5.00	11/1/19	2,000,000	2,436,660
Michigan Building Authority,
Revenue (State Police

Communications System)	5.25	10/1/13	1,945,000		2,097,332
Michigan Strategic Fund,
LOR (State of Michigan
Cadillac Place Office Building
Project)	5.00	10/15/15	1,040,000		1,162,606
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport)	5.00	12/1/18	2,500,000		2,795,150
Wayne County Airport Authority,
Junior Lien Airport Revenue
(Detroit Metropolitan Wayne
County Airport) (Insured;
National Public Finance
Guarantee Corp.)	5.00	12/1/22	2,500,000		2,655,100
Minnesota--1.6%
Minneapolis-Saint Paul
Metropolitan Airports
Commission, Subordinate
Airport Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	1/1/25	5,000,000		5,387,500
Minnesota Public Facilities
Authority, Clean Water Revenue
(Prerefunded)	5.00	3/1/17	7,500,000	b	9,156,375
Mississippi--.5%
Mississippi Development Bank,
Special Obligation Revenue
(Madison County Highway
Construction Project)
(Insured; National Public
Finance Guarantee Corp.)	5.00	1/1/22	3,875,000		4,417,345
Missouri--.4%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	6.00	6/1/20	3,160,000		3,627,238
Nebraska--.1%
Nebraska Public Power District,
General Revenue	5.00	1/1/19	1,000,000		1,211,110

Nevada--1.6%
Clark County,
Airport System Revenue	5.00	7/1/22	3,300,000	3,840,474
Clark County School District,
Limited Tax GO	5.00	6/15/25	4,950,000	5,527,417
Director of the State of Nevada
Department of Business and
Industry, SWDR (Republic
Services, Inc. Project)	5.63	6/1/18	5,000,000	5,655,800
New Jersey--2.8%
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	3,000,000	3,166,140
Casino Reinvestment Development
Authority, Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	6/1/19	5,000,000	5,333,750
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.38	6/15/15	3,300,000	3,571,458
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.50	6/15/16	1,000,000	1,098,080
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
National Public Finance
Guarantee Corporation)	5.00	9/1/18	5,500,000	6,118,695
New Jersey Health Care Facilities
Financing Authority, Revenue
(South Jersey Hospital Issue)	6.00	7/1/12	775,000	782,370
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.88	6/1/21	2,530,000	2,840,026
New Jersey Transportation Trust
Fund Authority (Transportation

System) (Insured; National
Public Finance Guarantee Corp.)	5.25	12/15/18	2,930,000		3,311,838
New Mexico--1.2%
Jicarilla,
Apache Nation Revenue	5.00	9/1/13	1,840,000		1,904,069
New Mexico Hospital Equipment Loan
Council, Hospital System
Revenue (Presbyterian
Healthcare Services)	6.00	8/1/23	7,500,000		8,812,425
New York--7.0%
Long Island Power Authority,
Electric System General
Revenue (Insured; National
Public Finance Guarantee Corp.)	4.32	9/1/15	3,000,000	f	3,073,920
New York City,
GO	5.00	8/1/17	2,000,000		2,416,840
New York City,
GO	5.00	8/1/18	5,000,000		5,806,050
New York City,
GO	5.00	4/1/20	2,500,000		2,807,050
New York City,
GO	5.00	8/1/20	2,655,000		3,282,031
New York City,
GO	5.00	4/1/22	4,810,000		5,400,764
New York City,
GO	5.00	8/1/28	5,000,000		5,892,500
New York City Health and Hospitals
Corporation, Health System
Revenue	5.00	2/15/22	4,385,000		5,154,261
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	2/1/24	3,000,000		3,626,010
New York Local Government
Assistance Corporation, GO	5.25	4/1/16	3,425,000		3,922,516
New York State Dormitory
Authority, Mortgage Hospital
Revenue (The Long Island
College Hospital)
(Collateralized; FHA)	6.00	8/15/15	1,515,000		1,544,952

New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.25	7/1/24	700,000	763,063
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.25	2/15/21	2,500,000	3,070,900
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/18	5,000,000	5,721,350
New York State Urban Development
Corporation, Corporate Purpose
Subordinate Lien	5.13	7/1/19	2,000,000	2,158,520
New York State Urban Development
Corporation, State Personal
Income Tax Revenue (General
Purpose)	5.00	3/15/27	2,500,000	2,968,600
Niagara County Industrial
Development Agency, Solid
Waste Disposal Facility
Revenue (American Ref-Fuel
Company of Niagara, L.P.
Facility)	5.45	11/15/12	2,000,000	2,022,960
Suffolk Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.38	6/1/28	2,815,000	2,431,175
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	1/1/19	2,500,000	3,071,225
North Carolina--2.7%
North Carolina,
Capital Improvement Limited
Obligation Bonds	5.00	5/1/30	4,000,000	4,680,880
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.13	1/1/14	3,000,000	3,110,430
North Carolina Eastern Municipal
Power Agency, Power System

Revenue	5.00	1/1/21	1,200,000		1,524,252
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (The United Methodist
Retirement Homes Project)	4.75	10/1/13	1,000,000		1,011,090
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (The United Methodist
Retirement Homes Project)	5.13	10/1/19	1,250,000		1,275,163
North Carolina Municipal Power
Agency Number 1, Catawba
Electric Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.25	1/1/16	2,540,000		2,641,397
North Carolina Municipal Power
Agency Number 1, Catawba
Electric Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.25	1/1/17	10,000,000		10,397,500
Ohio--2.8%
Cuyahoga County,
Revenue (Cleveland Clinic
Health System Obligated Group)
(Prerefunded)	6.00	7/1/13	2,530,000	b	2,723,418
Cuyahoga County,
Revenue (Cleveland Clinic
Health System Obligated Group)
(Prerefunded)	6.00	7/1/13	2,470,000	b	2,658,831
Knox County,
Hospital Facilities Revenue
(Knox Community Hospital)
(Insured; Radian)	5.00	6/1/12	405,000		407,778
Montgomery County,
Revenue (Miami Valley Hospital)	5.75	11/15/22	2,970,000		3,666,524
Ohio Higher Educational Facility
Commission, Higher Educational
Facility Revenue (Xavier
University Project) (Insured;
CIFG) (Prerefunded)	5.25	5/1/16	3,230,000	b	3,842,343

Ohio Water Development Authority,
PCR (Buckeye Power, Inc.
Project) (Insured; AMBAC)	5.00	5/1/22	4,030,000	4,338,819
Ohio Water Development Authority,
Water Pollution Control Loan
Fund Revenue (Water Quality
Series)	5.00	12/1/23	3,000,000	3,610,530
Ross County,
Hospital Facilities Revenue
(Adena Health System)	5.75	12/1/22	3,835,000	4,375,658
Pennsylvania--3.6%
Allegheny County Airport
Authority, Airport Revenue
(Pittsburgh International
Airport) (Insured; FGIC)	5.00	1/1/19	3,395,000	3,749,981
Chester County Industrial
Development Authority, Revenue
(Avon Grove Charter School
Project)	5.65	12/15/17	695,000	710,485
Delaware River Joint Toll Bridge
Commission, Bridge Revenue	5.25	7/1/13	2,500,000	2,649,050
Delaware Valley Regional Finance
Authority, Local Government
Revenue	5.75	7/1/17	6,830,000	7,958,726
Erie Higher Education Building
Authority, College Revenue
(Mercyhurst College Project)	5.13	3/15/23	2,045,000	2,267,476
Montgomery County Higher Education
and Health Authority, HR
(Abington Memorial Hospital)
(Insured; AMBAC)	6.10	6/1/12	1,750,000	1,775,025
Pennsylvania Intergovernmental
Cooperation Authority, Special
Tax Revenue (City of
Philadelphia Funding Program)	5.00	6/15/17	4,000,000	4,832,640
Philadelphia,
GO (Insured; XLCA)	5.25	2/15/13	5,535,000	5,742,729
Philadelphia Authority for
Industrial Development,
Revenue (Independence Charter

School Project)	5.38	9/15/17	2,000,000	2,068,140
Philadelphia School District,
GO	5.00	9/1/17	1,160,000	1,342,201
South Carolina--3.0%
Berkeley County School District,
Installment Purchase Revenue
(Securing Assets for Education)	5.25	12/1/21	9,395,000	9,920,838
Charleston Educational Excellence
Financing Corporation,
Installment Purchase Revenue
(Charleston County School
District, South Carolina
Project)	5.25	12/1/21	4,500,000	5,066,775
Hilton Head Island Public
Facilities Corporation, COP
(Insured; AMBAC)	5.00	3/1/13	1,065,000	1,109,091
Piedmont Municipal Power Agency,
Electric Revenue	5.00	1/1/20	5,000,000	5,898,300
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.00	12/1/21	3,600,000	4,506,372
Tobacco Settlement Revenue
Management Authority, Tobacco
Settlement Asset-Backed
Refunding Bonds	5.00	6/1/18	1,300,000	1,301,703
Texas--5.3%
Austin,
Electric Utility System Revenue	5.00	11/15/23	1,550,000	1,828,054
Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue (Learjet
Inc. Project)	6.15	1/1/16	4,000,000	4,005,480
Fort Bend Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	5.00	8/15/23	7,105,000	8,654,600
Gulf Coast Waste Disposal
Authority, Bayport Area System
Revenue (Insured; AMBAC)	5.00	10/1/14	2,065,000	2,227,144
Harris County Metropolitan Transit

Authority, Sales and Use Tax
Revenue	5.00	11/1/27	2,500,000		2,992,850
Houston,
Combined Utility System First
Lien Revenue	5.00	11/15/20	2,725,000		3,410,119
Houston,
Combined Utility System First
Lien Revenue	5.00	11/15/29	2,500,000		2,947,250
North Texas Tollway Authority,
First Tier System Revenue	6.00	1/1/23	3,000,000		3,567,930
San Antonio,
Electric and Gas Systems
Revenue	5.00	2/1/23	5,000,000		5,731,350
San Antonio,
Water System Revenue	5.00	5/15/29	1,355,000		1,574,957
Tarrant County Health Facilities
Development Corporation,
Health Resources System
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.75	2/15/14	5,000,000		5,500,750
Texas Water Development Board,
State Revolving Fund
Subordinate Lien Revenue	5.00	7/15/23	2,000,000		2,437,800
University of Houston System Board
of Regents, Consolidated
Revenue	5.00	2/15/18	2,500,000		3,050,575
University of Texas System Board
of Regents, Financing System
Revenue	5.00	8/15/20	1,000,000		1,263,350
Utah--.3%
Utah Building Ownership Authority,
LR (State Facilities Master
Lease Program)	5.00	5/15/17	1,825,000		1,986,440
Utah Building Ownership Authority,
LR (State Facilities Master
Lease Program) (Prerefunded)	5.00	5/15/14	1,125,000	b	1,241,033
Virginia--.9%
Tobacco Settlement Financing
Corporation of Virginia,
Tobacco Settlement

Asset-Backed Bonds (Prerefunded)	5.25	6/1/12	425,000	b	430,495
Virginia,
GO	4.00	6/1/15	4,000,000		4,461,560
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs)	5.00	2/1/22	3,000,000		3,719,880
Washington--5.3%
Energy Northwest,
Columbia Generating Station
Electric Revenue	5.00	7/1/21	5,000,000		5,749,650
Energy Northwest,
Columbia Generating Station
Electric Revenue	5.00	7/1/23	5,000,000		5,749,650
Franklin County,
GO (Pasco School District
Number 1) (Insured; Assured
Guaranty Municipal Corp.)
(Prerefunded)	5.25	6/1/13	5,000,000	b	5,315,300
Goat Hill Properties,
LR (Government Office Building
Project) (Insured; National
Public Finance Guarantee Corp.)	5.25	12/1/20	2,360,000		2,561,048
Port of Seattle,
Intermediate Lien Revenue	5.00	2/1/18	2,500,000		2,910,050
Port of Seattle,
Intermediate Lien Revenue	5.00	8/1/28	2,485,000		2,899,100
Port of Seattle,
Limited Tax GO	5.75	12/1/25	1,000,000		1,227,570
Port of Seattle,
Limited Tax GO (Insured;
Assured Guaranty Municipal
Corp.)	5.00	11/1/16	5,000,000		5,353,100
Port of Tacoma,
Limited Tax GO (Insured;
Assured Guaranty Municipal
Corp.)	5.00	12/1/20	3,025,000		3,551,562
Washington,
GO	5.75	10/1/12	465,000		480,308

Washington,
GO	5.75	10/1/12	5,000	5,165
Washington,
GO (Various Purpose)	5.00	7/1/16	5,000,000	5,939,600
Washington,
GO (Various Purpose)	5.00	2/1/22	2,500,000	3,015,600
Washington,
GO (Various Purpose) (Insured;
AMBAC)	5.00	1/1/19	3,600,000	4,146,084
West Virginia--.2%
West Virginia University Board of
Governors, University
Improvement Revenue (West
Virginia University Projects)	5.00	10/1/22	1,475,000	1,802,140
Wisconsin--.4%
Wisconsin Public Power Inc.,
Power Supply System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/19	2,950,000	3,253,998
U.S. Related--3.2%
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/23	1,500,000	1,580,040
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/22	2,500,000	2,813,325
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	7/1/13	1,630,000	1,691,549
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.50	7/1/24	1,750,000	2,001,738
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	7/1/12	2,440,000	2,475,917
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/16	510,000	556,721

Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/18	3,000,000		3,375,510
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/23	2,670,000		3,022,947
Puerto Rico Public Buildings
Authority, Government
Facilities Revenue (Insured;
XLCA)	5.25	7/1/20	2,000,000		2,224,380
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.50	8/1/21	8,000,000		9,512,080
Total Long-Term Municipal Investments
(cost $844,033,437)					911,936,878
Short-Term Municipal	Coupon	Maturity	Principal
Investments--2.0%	Rate (%)	Date	Amount ($)		Value ($)
California--.9%
California,
GO Notes
(Kindergarten-University)
(LOC: California State
Teachers Retirement System and
Citibank NA)	0.15	3/1/12	3,800,000	g	3,800,000
California Infrastructure and
Economic Development Bank,
Revenue, Refunding (Los
Angeles County Museum of
Natural History Foundation)
(LOC; Wells Fargo Bank)	0.08	3/1/12	4,100,000	g	4,100,000
New York--1.1%
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.09	3/1/12	2,200,000	g	2,200,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.14	3/1/12	3,000,000	g	3,000,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.14	3/1/12	2,200,000	g	2,200,000

New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.14	3/1/12	3,300,000g	3,300,000
Total Short-Term Municipal Investments
(cost $18,600,000)				18,600,000
Total Investments (cost $862,633,437)			100.7%	930,536,878
Liabilities, Less Cash and Receivables			(.7%)	(6,596,702)
Net Assets			100.0%	923,940,176

a	Security issued with a zero coupon. Income is recognized through the accretion of discount.
b

These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

c

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2012, this security was valued at $2,749,923 or 0.3% of net assets.

d	Non-income producing--security in default.
e	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
f	Variable rate security--interest rate subject to periodic change.
g	Variable rate demand note - rate shown is the interest rate in effect at February 29, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At February 29, 2012, net unrealized appreciation on investments was $67,903,441 of which $70,495,753 related to appreciated investment securities and $2,592,312 related to depreciated investment securities. At February 29, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue

EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of February 29, 2012 in valuing the fund's investments:

Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	929,726,818	810,060	930,536,878

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All preceding securities are categorized as Level 2 in the hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	April 23, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	April 23, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)